Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 301,293	$ 292,325	$ 292,103	$ 324,608	$ 189,478	$ 118,208
Demand Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	149,602	108,316		298,157
Money market funds [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 151,691	183,008		$ 26,451
Municipal bonds [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 1,001